Commitments, Concessions and Contingent Liabilities (Narratives) (Details) ₪ in Millions, m³ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ILS (₪) m³	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2023 USD ($) m³
Capital commitments [abstract]
Contractual commitments for acquisition of raw materials and energy						$ 2,300.0
Contractual commitments for acquisition of property, plant and equipment						$ 712.0
Percentage of projects cost assumed	90.00%	90.00%
Project cost to be paid throughout construction and operation period		$ 110.0
Expected extension of operation period	25 years	25 years
Total amount of new natural gas agreement with Energean				$ 2,000.0
Years of supply of natural gas				15 years
Rotem's existing obligations to rehabilitate its mining and plants areas		$ 19.0
Amount of alleged damages for dialogue meeting to be held before pursuing legal action		$ 27.0
Creation of precipitated salt layer on Pond 5 Bed per year | m³	16					16
Period of mining of phosphate or until exhaustion of raw material whichever occurs first					25 years
Long term lease agreement with a third party of office building			15 years
Extension term lease agreement with third party of office building			10 years
Annual rent on long-term lease agreement			$ 3.7
Indemnification payable for directors and officers limit						$ 300.0
Consolidated depreciation expenses relating to assets in concession area						111.0
DSW rate of royalties payment	5.00%	5.00%
Royalty rate for production of phosphates	5.00%	5.00%
Total royalties		$ 4.7
Claimed remedies for an application for class action on alleged environmental hazards to Zin stream	₪ 3,000					933.0
Remedy relating Aquifer And Bokek Stream restoration application certification claim as class action						24.0
Amount transferred to NPA | ₪	3
A class action claim relating air pollution in Haifa Bay	₪ 13,400					4,200.0
Company's part in financing of coastline defenses	39.50%	39.50%
Company's part in financing of the salt harvesting project	80.00%	80.00%
Government part in financing of salt harvesting project	20.00%	20.00%
Maximum government share in financing salt harvesting project | ₪	₪ 1,400
ICL damages lawsuit against IBM						300.0
IBM counterclaim	170					53.0
Amount of damages alleged by group incurred respondents	133	$ 40.0
Amount of additional damages alleged by group incurred respondents	57	17.0
Maximal damage for harmonization for application certification claims class action	426					121.0
Minimal damage for harmonization for application certification claim as class action	26					8.0
Compensation in application for certification of claim as class action regarding alleged monopolistic exploitation difference test	₪ 56					$ 17.0
Compensation amount for restoration expenses, legal expenses and other expenses		$ 33.5
Percentage of mining royalties	2.30%	2.30%
Royalty payment		$ 2.6
Percentage of natural resources royalties	8.00%	8.00%
Estimated public compensation	₪ 1,400	$ 435.0